Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2020 CAD ($) segment	Jun. 30, 2019 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment			3
Disclosure of operating segments [line items]
Operating revenues	$ 5,354	$ 5,889	$ 10,994	$ 11,578
Operating costs	(3,023)	(3,317)	(6,245)	(6,624)
Segment profit	2,331	2,572	4,749	4,954
Severance, acquisition and other costs	(22)	(39)	(38)	(63)
Depreciation and amortization	(1,103)	(1,099)	(2,191)	(2,189)
Finance costs
Interest expense	(280)	(279)	(557)	(560)
Interest on post-employment benefit obligations	(11)	(15)	(23)	(31)
Impairment of assets	(449)	(1)	(456)	(5)
Other (expense) income	(80)	(54)	(127)	51
Income taxes	(96)	(275)	(339)	(565)
Net earnings from continuing operations	290	810	1,018	1,592
Net earnings from discontinued operations	4	7	9	16
Net earnings	294	817	1,027	1,608
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	1,909	2,146	3,931	4,210
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	2,963	3,006	5,923	5,991
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	482	737	1,140	1,377
Finance costs
Impairment of assets	(452)
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	1,922	2,160	3,957	4,237
Operating costs	(1,043)	(1,192)	(2,150)	(2,377)
Segment profit	879	968	1,807	1,860
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	3,043	3,073	6,079	6,125
Operating costs	(1,764)	(1,723)	(3,465)	(3,450)
Segment profit	1,279	1,350	2,614	2,675
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	579	842	1,331	1,587
Operating costs	(406)	(588)	(1,003)	(1,168)
Segment profit	173	254	328	419
INTER- SEGMENT ELIMINA- TIONS
Disclosure of operating segments [line items]
Operating revenues	(190)	(186)	(373)	(371)
Operating costs	190	186	373	371
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	13	14	26	27
INTER- SEGMENT ELIMINA- TIONS | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	80	67	156	134
INTER- SEGMENT ELIMINA- TIONS | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	$ 97	$ 105	$ 191	$ 210